Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The following table provides information in understanding NEO compensation and Company performance as required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (millions)	Earnings from Shipping Operations (ESO) (millions)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$5,409,147	$10,805,863	$2,207,085	$3,985,834	$141.60	$129.98	$387.90	$484.22
2021	$3,052,550	$2,366,989	$1,342,210	$1,121,434	$53.94	$93.87	$(134.67)	$(15.23)
2020	$3,374,108	$1,229,503	$1,386,334	$561,587	$55.57	$69.34	$(5.53)	$159.22

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Lois Zabrocky (who was our President and Chief Executive Officer for all years presented) in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of compensation actually paid to Ms. Zabrocky, as computed in accordance with Item 402(v) of Regulation S-K (“CAP”).
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small. III, Derek G. Solon and William F. Nugent.

(4)	The dollar amounts reported in column (e) represent the average amount of CAP for the non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.
(5)
The dollar amounts reported in column (g) represent the weighted INSW 2022 peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(6)	The dollar amounts reported in column (i) represent ESO as defined and presented in the CD&A above.

Company Selected Measure Name	Earnings from Shipping Operations
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the “Total” column of the SCT for each applicable year. The non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Messrs. Jeffrey D. Pribor, James D. Small. III, Derek G. Solon and William F. Nugent.

Peer Group Issuers, Footnote [Text Block]
(5)
The dollar amounts reported in column (g) represent the weighted INSW 2022 peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 5,409,147	$ 3,052,550	$ 3,374,108
PEO Actually Paid Compensation Amount	10,805,863	2,366,989	1,229,503
Non-PEO NEO Average Total Compensation Amount	2,207,085	1,342,210	1,386,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,985,834	1,121,434	561,587
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, developments in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Compensation Actually Paid vs. Net Income [Text Block]
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, developments in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, developments in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Total Shareholder Return Vs Peer Group [Text Block]
The Company operates in the maritime tanker shipping industry, which is a highly cyclical business where results often reflect an underlying commodity-based rate environment. Accordingly, the results of our business can fluctuate significantly from time to time, driven by changes in shipping rates and vessel valuations that can be caused by, among other things, geopolitical events, global or regional conflicts, government action and regulatory developments, developments in the global capital markets, environmental incidents and various other factors discussed in detail in our Annual Report. As part of its effort to appropriately align compensation incentives to management performance, the Compensation Committee annually evaluates and implements both fixed and variable components of compensation. Due, however, to the volatile nature of the industry, variable compensation actually paid can be significantly affected (either positively or negatively) by short-to-medium-term changes in market rates and INSW stock performance.

Total Shareholder Return Amount	$ 141.6	53.94	55.57
Peer Group Total Shareholder Return Amount	129.98	93.87	69.34
Net Income (Loss)	$ 387,900,000	$ (134,670,000)	$ (5,530,000)
Company Selected Measure Amount	484,220,000	(15,230,000)	159,220,000
PEO Name	Ms. Lois Zabrocky	Ms. Lois Zabrocky	Ms. Lois Zabrocky